Finance Receivables Held for Sale (Details Narrative) (10-Q) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	May 02, 2016	Mar. 31, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 03, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale							$ 166,000,000		$ 166,000,000		$ 796,000,000	$ 205,000,000
Carrying value of finance receivables transferred from held for investment to held for sale					$ 608,000,000							6,700,000,000	$ 17,000,000
Carrying value of finance receivables sold		$ 602,000,000
Gain (loss) on sale of finance receivable		$ 22,000,000									0	726,000,000	$ 0
Net gain on sale of SpringCastle interests						$ 167,000,000	0	$ 0	167,000,000	$ 0
SpringCastle Interests Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net gain on sale of SpringCastle interests			$ 16,700	$ 167,000,000
Real Estate Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price														$ 250,000,000
Gain (loss) on sale of a portfolio of real estate loans														$ (4,000,000)
Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale											$ 176,000,000
Carrying value of finance receivables transferred from held for investment to held for sale	$ 257,000,000
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value of finance receivables transferred from held for investment to held for sale						$ 16,000,000
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale							$ 617,000,000		$ 617,000,000
Gain (loss) on sale of finance receivable												$ 726,000,000